Equity-based Awards (Details) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Number of Units
Restricted common units outstanding at December 31, 2011
Granted, Number of Units	287,943
Forfeited, Number of Units	(2,334)
Restricted common units outstanding at December 31, 2012	285,609
Weighted Average grant date fair value per Unit (1)
Restricted common units outstanding, Weighted Average Grant Date Fair Value per unit, at December 31, 2011
Weighted Average Grant Date Fair Value per Unit Granted	$ 18.07
Forfeited, Weighted-Average Grant Date Fair Value per Unit	$ 17.14
Restricted common units outstanding, Weighted Average Grant Date Fair Value per unit, at, December 31, 2012	$ 18.08